Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — July 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 67.0%
	Aerospace and Defense — 2.6%
5,000	Howmet Aerospace Inc.	$73,900
23,000	Kaman Corp.	908,270
5,000	L3Harris Technologies Inc.	841,650
7,000	Raytheon Technologies Corp.	396,760

		2,220,580

	Automotive: Parts and Accessories — 0.2%
24,000	Haldex AB†	87,469
7,800	Tenneco Inc., Cl. A†	57,798

		145,267

	Building and Construction — 4.0%
20,000	Armstrong Flooring Inc.†	59,400
20,000	Carrier Global Corp.	544,800
42,000	Griffon Corp.	960,540
11,000	Nobility Homes Inc.	264,000
10,000	Skyline Champion Corp.†	282,300
11,000	Vulcan Materials Co.	1,291,620

		3,402,660

	Business Services — 1.0%
360,000	Clear Channel Outdoor Holdings Inc.†	329,940
2,000	MDC Partners Inc., Cl. A†.	4,420
2,000	XPO Logistics Europe SA†	548,926

		883,286

	Cable and Satellite — 3.8%
26,000	DISH Network Corp., Cl. A†	834,860
3,500	Liberty Broadband Corp., Cl. A†	472,535
3,500	Liberty Broadband Corp., Cl. C†	480,445
20,000	Liberty Global plc, Cl. A†	468,100
18,000	Liberty Global plc, Cl. C†	409,680
3,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	99,270
3,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	106,320
20,000	Shaw Communications Inc., Cl. B	365,800

		3,237,010

	Communications Equipment — 0.5%
35,000	Digi International Inc.†	424,200

	Computer Software and Services — 3.6%
5,000	Fiserv Inc.†	498,950
75,000	Forescout Technologies Inc.†	2,174,250
1,600	LogMeIn Inc.	137,296
1,000	Rockwell Automation Inc.	218,140

		3,028,636

	Consumer Products — 0.0%
7,500	Bang & Olufsen A/S†	14,308

	Consumer Services — 0.4%
1,000	Devoteam SA	115,086

Shares		Market Value
42,000	MoneyGram International Inc.†	$146,160
2,000	Rollins Inc.	104,800

		366,046

	Containers and Packaging — 0.3%
5,500	Greif Inc., Cl. A	191,345
1,000	Greif Inc., Cl. B	39,290

		230,635

	Diversified Industrial — 3.4%
12,300	Hexcel Corp.	458,790
160,000	Myers Industries Inc.	2,409,600

		2,868,390

	Electronics — 1.1%
140,000	Fitbit Inc., Cl. A†	915,600

	Energy and Utilities — 7.3%
7,000	Alerion Cleanpower SpA	56,895
460,000	Alvopetro Energy Ltd.†	274,740
4,000	Avangrid Inc.	199,160
7,000	Avista Corp.	259,910
6,000	CNX Midstream Partners LP	53,760
36,000	Endesa SA	1,019,448
1,500	Energy Transfer LP	9,825
80	Equitrans Midstream Corp.	772
1,000	Etablissements Maurel et Prom SA†	1,965
160,000	Gulf Coast Ultra Deep Royalty Trust	3,008
5,210	Iberdrola SA	67,018
20,000	Infigen Energy	13,146
8,000	KLX Energy Services Holdings Inc.†	80,000
8,000	NorthWestern Corp.	450,080
2,000	Rockrose Energy plc	48,171
30,000	Severn Trent plc	962,117
1,000	Southwest Gas Holdings Inc.	69,640
104,987	TerraForm Power Inc., Cl. A	2,246,722
10,000	UGI Corp.	333,400
200	Weatherford International plc†	346

		6,150,123

	Entertainment — 2.4%
10,000	Cherry AB, Cl. B†(a)	99,085
3,600	Discovery Inc., Cl. A†	75,960
10,800	Discovery Inc., Cl. C†	204,660
180,000	Dover Motorsports Inc.	255,600
48,000	Fox Corp., Cl. B	1,236,960
10,000	Liberty Media Corp.- Liberty Braves, Cl. A†	189,100

		2,061,365

	Environmental Services — 1.1%
30,000	Advanced Disposal Services Inc.†	904,800

	Financial Services — 3.9%
1,400	Argo Group International Holdings Ltd.	46,914
6,700	Benefytt Technologies Inc.†	207,164

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
3,600	BKF Capital Group Inc.†	$34,200
2,000	E*TRADE Financial Corp.	101,540
18,336	First Horizon National Corp.	169,975
8,000	National General Holdings Corp.	271,920
50,000	Navient Corp.	398,000
4,000	NIBC Holding NV	34,443
80,000	SLM Corp.	541,600
16,000	Sterling Bancorp	180,000
32,000	Synovus Financial Corp.	644,800
400	Topdanmark A/S	17,059
3,000	Willis Towers Watson plc	630,030

		3,277,645

	Food and Beverage — 4.1%
10,000	Campbell Soup Co.	495,700
82,000	Craft Brew Alliance Inc.†	1,214,420
4,500	Flowers Foods Inc.	102,375
14,000	GrainCorp Ltd., Cl. A†	37,308
300,000	Premier Foods plc†	341,257
21,366	Primo Water Corp	303,611
29,000	Tootsie Roll Industries Inc.	919,300
14,000	United Malt Grp Ltd.†	40,209
500	FamilyMart Co. Ltd.	11,138

		3,465,318

	Health Care — 8.3%
80,000	Akorn Inc.†	19,920
20,000	AstraZeneca plc, ADR.	1,115,600
1,300	Bio-Rad Laboratories Inc., Cl. A†	682,357
23,000	Bristol-Myers Squibb Co.	1,349,180
8,000	Grifols SA, ADR	150,960
100	ICU Medical Inc.†	18,373
10,000	Idorsia Ltd.†	274,015
1,400	Illumina Inc.†	535,024
5,500	Intersect ENT Inc.†	94,545
4,000	Medicrea International†	32,700
12,000	Mylan NV†	193,320
380,000	Pacific Biosciences of California Inc.†	1,417,400
3,000	Perrigo Co. plc	159,060
11,000	QIAGEN NV†	543,950
6,000	Smith & Nephew plc, ADR	238,860
5,000	Wright Medical Group NV†	150,100

		6,975,364

	Hotels and Gaming — 0.7%
900	Churchill Downs Inc.	124,668
675	Flutter Entertainment plc†	101,346
10,000	Ryman Hospitality Properties Inc., REIT	320,200

		546,214

	Machinery — 1.5%
5,000	CIRCOR International Inc.†	131,100

Shares		Market Value
50,000	CNH Industrial NV†	$340,664
30,000	CNH Industrial NV, Borsa Italiana†	203,700
500	IMA Industria Macchine Automatiche SpA†	39,756
1,000	Neles Oyj	14,418
5,000	Otis Worldwide Corp.	313,700
3,000	Xylem Inc.	218,940

		1,262,278

	Media — 3.6%
89,993	Central European Media Enterprises Ltd., Cl. A†	358,172
53,000	Telenet Group Holding NV	2,060,241
55,000	The E.W. Scripps Co., Cl. A	625,900

		3,044,313

	Metals and Mining — 1.3%
38,000	Alamos Gold Inc., Cl. A	402,800
19,000	Pan American Silver Corp., Toronto	709,956

		1,112,756

	Paper and Forest Products — 0.2%
15,000	Canfor Corp.†	178,954

	Real Estate — 0.5%
1,000	Prologis Inc., REIT	105,420
4,878	Rayonier Inc., REIT	135,511
33,000	Trinity Place Holdings Inc.†	43,890
3,000	Vastned Retail Belgium NV, REIT	101,775

		386,596

	Retail — 0.9%
4,000	SpartanNash Co.	84,100
28,000	Village Super Market Inc., Cl. A	707,000

		791,100

	Semiconductors — 0.2%
13,500	AIXTRON SE†	163,476

	Specialty Chemicals — 0.4%
12,000	GCP Applied Technologies Inc.†	273,840
15,000	SGL Carbon SE†	55,393

		329,233

	Telecommunications — 4.1%
12,000	Acacia Communications Inc.†	815,760
80,000	CenturyLink Inc.	772,000
48,000	Cincinnati Bell Inc.†	720,480
100	Gilat Satellite Networks Ltd.†	559
200,000	Koninklijke KPN NV	516,886
10,000	Liberty Latin America Ltd., Cl. A†	102,800
14,000	Liberty Latin America Ltd., Cl. C†	143,220
18,000	Loral Space & Communications Inc.	327,060
11,000	Parrot SA†	36,411
1,000	Rogers Communications Inc., Cl. B	40,840

		3,476,016

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Transportation — 2.4%
2,375	DSV PANALPINA A/S	$325,723
3,000	GATX Corp.	182,970
47,000	Navistar International Corp.†	1,505,410

		2,014,103

	Wireless Communications — 3.2%
1,000	Masmovil Ibercom SA†	26,716
36,000	Millicom International Cellular SA, SDR	1,078,323
380,321	NII Holdings Inc., Escrow†.	825,297
5,000	Telephone and Data Systems Inc.	97,100
22,000	United States Cellular Corp.†	652,740

		2,680,176

	TOTAL COMMON STOCKS	56,556,448

	CLOSED-END FUNDS — 0.8%
30,000	Altaba Inc., Escrow†	642,000

	RIGHTS — 0.6%
	Health Care — 0.2%
45,000	Achillion Pharmaceuticals Inc., CVR†(a)	22,500
1,000	Alder BioPharmaceuticals Inc. – H. Lundbeck A/S, CVR†(a)	1,250
13,000	Ambit Biosciences Corp., CVR†(a)	26,325
20,000	Bristol-Myers Squibb Co., CVR†	72,000
75,000	Innocoll, CVR†(a)	1
14,000	Ipsen SA/Clementia, CVR†(a)	18,900
11,000	Ocera Therapeutics, CVR†(a)	2,365
100	Omthera Pharmaceuticals Inc., CVR†(a)	0
1,500	Stemline Therapeutics Inc., CVR†(a)	0
156,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(a)	0
7,000	Tobira Therapeutics Inc., CVR†(a)	420

		143,761

	Media — 0.0%
40,000	Media General Inc., CVR†(a)	0
	Metals and Mining — 0.4%
400,000	Pan American Silver Corp., CVR†	334,000

	TOTAL RIGHTS	477,761

	WARRANTS — 0.0%
	Business Services — 0.0%
6	Internap Corp., expire 05/08/24†	3,912

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 31.6%
$26,685,000	U.S. Treasury Bills, 0.060% to 0.165%††, 08/20/20 to 01/14/21(b)	$26,679,264

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.0% (Cost $85,889,421)	$84,359,385

Shares
	SECURITIES SOLD SHORT — (3.1)%
	Energy and Utilities — (0.1)%
5,280	CNX Resources Corp.	$50,952

	Financial Services — (3.0)%
3,240	Aon plc, Cl. A	664,913
35,732	Brookfield Renewable Corp., Cl. A	1,605,796
18,320	First Horizon National Corp.	169,826
2,086	Morgan Stanley	101,964

		2,542,499

	TOTAL SECURITIES SOLD SHORT (Proceeds received $2,502,842)(c)	$2,593,451

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	At July 31, 2020, $3,000,000 of the principal amount was pledged as collateral for securities sold short.
(c)	At July 31, 2020, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

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